Consolidated Balance Sheets (Parenthetical) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Statement of Financial Position [Abstract]
General partner interest, units issued	185	185
General partner interest units, outstanding	185	185
Limited partners, units issued	9,165	9,087
Limited partner common units, outstanding	9,165	9,087